Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Depreciation is generally calculated using the straight-line method over the following estimated useful lives:

Computer equipment	5 years
Laboratory equipment	5 years
Furniture and fixtures	7 years
Leasehold improvements	7 years

Summary of Financials Instruments and Respective Fair Values

At  December 31, 2017 and 2016 these financials instruments and respective fair values have been classified as follows (in thousands):

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)	Balance at December 31, 2017
Assets
Money market funds	$87,694	$—	$—	$87,694
Certificates of Deposit	15,203	—	—	15,203
Total assets at fair value:	$102,897	$—	$—	$102,897
Liabilities:
Warrant Liability	$—	$—	$—	$—
Total liabilities at fair value:	$—	$—	$—	$—

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)	Balance at December 31, 2016
Assets
Money market funds	$31,730	$—	$—	$31,730
Certificates of Deposit	15,041	—	—	15,041
Total assets at fair value:	$46,771	$—	$—	$46,771
Liabilities:
Warrant Liability	$—	$—	$167	$167
Total liabilities at fair value:	$—	$—	$167	$167

Summary of Change in Fair Value Measurement Using Significant Inputs (Level 3)

The change in the fair value measurement using significant inputs (Level 3) is summarized below (in thousands):

Balance at December 31, 2015	$85
Change in fair value in warrant liability	82
Balance at December 31, 2016	$167
Change in fair value in warrant liability	41
Conversion of warrant to common stock warrant	(208)
Balance at December 31, 2017	$—